UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $458,242 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     1424   196962 SH       SOLE                        0        0   196962
ISHARES INC                    MSCI PAC J IDX   464286665     6060   128548 SH       SOLE                        0        0   128548
ISHARES SILVER TRUST           ISHARES          46428Q109      258     8781 SH       SOLE                        0        0     8781
ISHARES TR                     CORE S&P500 ETF  464287200   177753  1241815 SH       SOLE                        0        0  1241815
ISHARES TR                     MSCI EMERG MKT   464287234     6563   147988 SH       SOLE                        0        0   147988
ISHARES TR                     IBOXX INV CPBD   464287242     2052    16957 SH       SOLE                        0        0    16957
ISHARES TR                     RUSL 2000 VALU   464287630      487     6443 SH       SOLE                        0        0     6443
ISHARES TR                     RUSSELL 2000     464287655     9354   110943 SH       SOLE                        0        0   110943
ISHARES TR                     RUSSELL 3000     464287689     5365    63352 SH       SOLE                        0        0    63352
ISHARES TR                     MSCI GRW IDX     464288885    42373   745211 SH       SOLE                        0        0   745211
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      353     7605 SH       SOLE                        0        0     7605
SPDR GOLD TRUST                GOLD SHS         78463V107   197500  1218985 SH       SOLE                        0        0  1218985
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104      234    16500 SH       SOLE                        0        0    16500
VANGUARD INDEX FDS             REIT ETF         922908553     7395   112393 SH       SOLE                        0        0   112393
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1071    23406 SH       SOLE                        0        0    23406